Submission	Sep. 21, 2026
Submission [Line Items]
Central Index Key	0002144472
Registrant Name	New Carlyle Credit Solutions
Registration File Number	333-298812
Form Type	N-14
Submission Type	N-14 8C/A
Fee Exhibit Type	EX-FILING FEES